Vanguard® Value Index Fund
Schedule of Investments (unaudited)
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (2.3%)
	Air Products and Chemicals Inc.	1,986,777	570,622
	Freeport-McMoRan Inc.	12,799,760	523,638
	Nucor Corp.	2,295,062	354,518
	Newmont Corp.	7,101,951	348,138
	Dow Inc.	6,295,934	345,143
	LyondellBasell Industries NV Class A	2,332,875	219,034
	International Flavors & Fragrances Inc.	2,281,136	209,773
	Mosaic Co.	3,009,942	138,096
	FMC Corp.	1,126,863	137,624
	Avery Dennison Corp.	722,817	129,334
	CF Industries Holdings Inc.	1,751,059	126,934
	International Paper Co.	3,130,855	112,899
	Celanese Corp. Class A	872,654	95,023
	Eastman Chemical Co.	1,062,622	89,622
	Steel Dynamics Inc.	746,748	84,427
	Westlake Corp.	142,080	16,478
			3,501,303
Consumer Discretionary (5.2%)
	Walmart Inc.	12,062,394	1,778,600
	Target Corp.	4,117,848	682,039
	Ford Motor Co.	35,026,820	441,338
	General Motors Co.	11,852,441	434,748
*	Warner Bros Discovery Inc.	19,565,463	295,438
	Activision Blizzard Inc.	3,158,192	270,310
	DR Horton Inc.	2,764,811	270,094
*	Dollar Tree Inc.	1,879,701	269,831
	Lennar Corp. Class A	2,361,988	248,269
	eBay Inc.	4,803,353	213,125
	Genuine Parts Co.	1,259,874	210,790
*	Delta Air Lines Inc.	5,736,403	200,315
	Southwest Airlines Co.	5,316,300	172,992
	Omnicom Group Inc.	1,813,338	171,070
	Darden Restaurants Inc.	1,088,905	168,955
*	NVR Inc.	27,690	154,294
	Best Buy Co. Inc.	1,781,305	139,423
	Garmin Ltd.	1,369,500	138,210
	LKQ Corp.	2,389,627	135,635
*	United Airlines Holdings Inc.	2,922,304	129,312
	PulteGroup Inc.	2,017,755	117,595
	BorgWarner Inc. (XNYS)	2,093,841	102,829
[1]	Paramount Global Class B	4,316,301	96,297
*,1	Carnival Corp.	8,959,287	90,937

		Shares	Market Value ($000)
*	CarMax Inc.	1,413,174	90,839
	Fox Corp. Class A	2,658,386	90,518
	News Corp. Class A	4,435,893	76,608
	VF Corp.	3,127,297	71,646
	Advance Auto Parts Inc.	529,687	64,415
	Interpublic Group of Cos. Inc.	1,722,191	64,134
*	Rivian Automotive Inc. Class A	3,067,331	47,482
*,1	Lucid Group Inc.	5,705,862	45,875
*	American Airlines Group Inc.	2,919,939	43,069
*	Liberty Media Corp.- Liberty SiriusXM Class C	1,336,268	37,402
	Lear Corp.	264,167	36,849
	Fox Corp. Class B	1,166,854	36,534
	Bath & Body Works Inc.	972,900	35,589
	Hasbro Inc.	586,852	31,508
*	Liberty Media Corp.- Liberty SiriusXM Class A	691,543	19,425
*,1	Sirius XM Holdings Inc.	2,610,310	10,363
[1]	Paramount Global Class A	114,903	2,969
	Lennar Corp. Class B	15,603	1,394
	News Corp. Class B	27,910	486
			7,739,551
Consumer Staples (11.3%)
	Procter & Gamble Co.	21,105,070	3,138,113
	PepsiCo Inc.	12,321,003	2,246,119
	Coca-Cola Co.	34,836,749	2,160,923
	Philip Morris International Inc.	13,867,256	1,348,591
	CVS Health Corp.	11,487,176	853,612
	Mondelez International Inc. Class A	12,196,708	850,354
	Altria Group Inc.	15,971,189	712,634
	General Mills Inc.	5,274,089	450,724
	McKesson Corp.	1,224,851	436,108
	Kimberly-Clark Corp.	3,018,827	405,187
	Archer-Daniels-Midland Co.	4,902,244	390,513
	Corteva Inc.	6,382,192	384,910
	Sysco Corp.	4,539,504	350,586
	Constellation Brands Inc. Class A	1,402,935	316,909
	Colgate-Palmolive Co.	3,714,357	279,134
	Kraft Heinz Co.	7,122,908	275,443
	Keurig Dr Pepper Inc.	7,548,267	266,303
	AmerisourceBergen Corp. Class A	1,537,767	246,212
*	Kroger Co.	4,762,239	235,112
	Walgreens Boots Alliance Inc.	6,558,381	226,789
	McCormick & Co. Inc.	2,241,937	186,551
	Clorox Co.	1,104,738	174,814
	Conagra Brands Inc.	4,262,482	160,099
	Kellogg Co.	2,292,691	153,519
	Tyson Foods Inc. Class A	2,554,855	151,554
	J M Smucker Co.	906,716	142,690
	Hormel Foods Corp.	2,441,934	97,384
	Campbell Soup Co.	1,740,213	95,677
	Molson Coors Beverage Co. Class B	805,136	41,609
	Albertsons Cos. Inc. Class A	1,194,959	24,831
			16,803,004
Energy (7.8%)
	Exxon Mobil Corp.	36,417,877	3,993,584
	Chevron Corp.	15,351,007	2,504,670
	ConocoPhillips	10,902,565	1,081,644
	EOG Resources Inc.	5,257,576	602,676

		Shares	Market Value ($000)
	Marathon Petroleum Corp.	3,985,336	537,343
	Valero Energy Corp.	3,319,956	463,466
	Phillips 66	4,149,727	420,699
	Occidental Petroleum Corp.	5,690,792	355,276
	Williams Cos. Inc.	10,898,535	325,430
	Schlumberger NV	6,385,777	313,542
	Kinder Morgan Inc.	17,093,850	299,313
	Devon Energy Corp.	5,849,930	296,065
	ONEOK Inc.	3,997,968	254,031
	Baker Hughes Co. Class A	4,523,452	130,547
	Halliburton Co.	3,639,729	115,161
			11,693,447
Financials (18.5%)
*	Berkshire Hathaway Inc. Class B	16,087,133	4,967,224
	JPMorgan Chase & Co.	26,330,966	3,431,188
	Bank of America Corp.	60,862,922	1,740,680
	Wells Fargo & Co.	33,940,625	1,268,701
	Morgan Stanley	11,340,949	995,735
	Goldman Sachs Group Inc.	2,746,537	898,420
	BlackRock Inc.	1,209,388	809,226
	Citigroup Inc.	16,463,210	771,960
	Progressive Corp.	5,236,376	749,116
	Marsh & McLennan Cos. Inc.	4,425,015	736,986
	Charles Schwab Corp.	13,807,864	723,256
	Chubb Ltd.	3,713,824	721,150
	CME Group Inc.	3,218,414	616,391
	Intercontinental Exchange Inc.	5,000,519	521,504
	US Bancorp	13,697,138	493,782
	PNC Financial Services Group Inc.	3,575,518	454,448
	Truist Financial Corp.	11,869,541	404,751
	Arthur J Gallagher & Co.	1,897,649	363,039
	Travelers Cos. Inc.	2,076,683	355,964
	American International Group Inc.	6,595,935	332,171
	Aflac Inc.	4,954,631	319,673
	Bank of New York Mellon Corp.	6,873,134	312,315
	KKR & Co. Inc.	5,778,412	303,482
	MetLife Inc.	5,197,089	301,119
	Ameriprise Financial Inc.	941,965	288,712
	Prudential Financial Inc.	3,274,971	270,971
	Allstate Corp.	2,355,942	261,062
	Discover Financial Services	2,343,425	231,624
	T Rowe Price Group Inc.	2,007,719	226,671
	Willis Towers Watson plc	968,465	225,052
	State Street Corp.	2,927,919	221,614
*	Arch Capital Group Ltd.	3,147,516	213,622
	Hartford Financial Services Group Inc.	2,819,178	196,469
	Nasdaq Inc.	3,500,654	191,381
	M&T Bank Corp.	1,500,899	179,463
	Fifth Third Bancorp	6,112,643	162,841
	Raymond James Financial Inc.	1,734,164	161,746
	Principal Financial Group Inc.	2,174,498	161,609
	Cincinnati Financial Corp.	1,406,718	157,665
	Northern Trust Corp.	1,775,672	156,490
	Regions Financial Corp.	8,356,933	155,105
*	Markel Corp.	113,930	145,535
	Huntington Bancshares Inc.	12,905,998	144,547
	Citizens Financial Group Inc.	4,329,988	131,502
	Cboe Global Markets Inc.	946,083	127,002

		Shares	Market Value ($000)
	Everest Re Group Ltd.	350,228	125,389
	W R Berkley Corp.	1,774,902	110,505
	KeyCorp.	8,330,448	104,297
	Loews Corp.	1,787,775	103,727
[1]	Annaly Capital Management Inc.	4,418,703	84,441
	Equitable Holdings Inc.	3,248,077	82,469
	Fidelity National Financial Inc.	2,311,131	80,728
	Franklin Resources Inc.	2,688,642	72,432
	Globe Life Inc.	388,490	42,742
	Interactive Brokers Group Inc. Class A	438,275	36,184
	Ally Financial Inc.	1,204,802	30,710
	First Republic Bank	1,662,929	23,264
	Corebridge Financial Inc.	588,491	9,428
[1]	Rocket Cos. Inc. Class A	1,033,747	9,366
			27,518,646
Health Care (18.6%)
	UnitedHealth Group Inc.	8,358,456	3,950,123
	Johnson & Johnson	23,297,369	3,611,092
	AbbVie Inc.	15,828,129	2,522,529
	Merck & Co. Inc.	22,680,795	2,413,010
	Pfizer Inc.	50,266,799	2,050,885
	Abbott Laboratories	15,547,443	1,574,334
	Bristol-Myers Squibb Co.	18,774,684	1,301,273
	Amgen Inc.	4,776,882	1,154,811
	Elevance Health Inc.	2,124,213	976,734
	Medtronic plc	11,901,367	959,488
	Gilead Sciences Inc.	11,156,077	925,620
	Danaher Corp.	2,933,314	739,312
	Cigna Group	2,657,304	679,021
	Becton Dickinson and Co.	2,540,025	628,758
	Humana Inc.	1,117,970	542,730
	HCA Healthcare Inc.	1,858,210	489,973
*	Regeneron Pharmaceuticals Inc.	456,813	375,350
*	Biogen Inc.	1,292,510	359,357
*	Centene Corp.	4,931,298	311,707
*	GE Healthcare Inc.	3,248,527	266,477
	Zimmer Biomet Holdings Inc.	1,879,250	242,799
	Baxter International Inc.	4,516,308	183,181
	Laboratory Corp. of America Holdings	792,560	181,829
*	Hologic Inc.	2,205,399	177,976
	Cardinal Health Inc.	2,304,213	173,968
	PerkinElmer Inc.	1,130,590	150,662
	Quest Diagnostics Inc.	995,667	140,867
*	Molina Healthcare Inc.	517,872	138,526
	Royalty Pharma plc Class A	3,369,055	121,387
	Teleflex Inc.	420,092	106,414
	Viatris Inc.	10,844,428	104,323
*	Henry Schein Inc.	1,174,076	95,734
	STERIS plc	444,082	84,944
	Universal Health Services Inc. Class B	272,076	34,581
			27,769,775
Industrials (14.0%)
	Raytheon Technologies Corp.	13,105,785	1,283,450
	Honeywell International Inc.	5,977,106	1,142,345
	Lockheed Martin Corp.	2,283,854	1,079,646
	Caterpillar Inc.	4,619,130	1,057,042
	Deere & Co.	2,385,715	985,014

		Shares	Market Value ($000)
	General Electric Co.	9,744,617	931,585
	American Express Co.	4,993,459	823,671
	United Parcel Service Inc. Class B (XNYS)	3,242,072	628,930
	Eaton Corp. plc	3,560,546	610,064
	Illinois Tool Works Inc.	2,456,202	597,962
	Northrop Grumman Corp.	1,232,219	568,940
	CSX Corp.	18,450,953	552,422
	Union Pacific Corp.	2,736,865	550,822
	3M Co.	4,924,259	517,589
	General Dynamics Corp.	2,209,585	504,249
	FedEx Corp.	2,032,111	464,317
	Emerson Electric Co.	5,111,942	445,455
	Norfolk Southern Corp.	2,037,548	431,960
	Parker-Hannifin Corp.	1,147,451	385,670
	Trane Technologies plc	2,049,186	377,009
	Johnson Controls International plc	6,147,595	370,208
	PACCAR Inc.	4,674,350	342,162
	Carrier Global Corp.	7,462,106	341,391
	L3Harris Technologies Inc.	1,703,294	334,254
	Capital One Financial Corp.	3,411,558	328,055
	Otis Worldwide Corp.	3,711,074	313,215
	Cummins Inc.	1,264,515	302,067
	AMETEK Inc.	2,059,139	299,255
	Fidelity National Information Services Inc.	5,309,485	288,464
	PPG Industries Inc.	2,104,035	281,057
	DuPont de Nemours Inc.	3,690,489	264,866
	Ferguson plc	1,857,334	248,418
	United Rentals Inc.	620,403	245,531
	Fortive Corp.	3,156,814	215,200
	Ingersoll Rand Inc. (XYNS)	3,622,563	210,761
	Dover Corp.	1,249,690	189,878
	Xylem Inc.	1,612,601	168,839
	Expeditors International of Washington Inc.	1,423,317	156,736
	Ball Corp.	2,812,533	154,999
	Westinghouse Air Brake Technologies Corp.	1,532,524	154,877
	Jacobs Solutions Inc.	1,133,581	133,207
*	FleetCor Technologies Inc.	626,860	132,173
	Textron Inc.	1,835,820	129,664
	Global Payments Inc.	1,178,326	124,007
	Snap-on Inc.	474,643	117,185
	Synchrony Financial	3,909,760	113,696
	Packaging Corp. of America	801,995	111,341
	TransUnion	1,726,552	107,288
	Stanley Black & Decker Inc.	1,323,477	106,646
	CH Robinson Worldwide Inc.	1,042,033	103,547
	Masco Corp.	2,016,050	100,238
	Martin Marietta Materials Inc.	277,770	98,625
	Crown Holdings Inc.	1,073,308	88,773
*	Howmet Aerospace Inc.	1,661,225	70,386
	Westrock Co.	2,275,026	69,320
	Hubbell Inc. Class B	239,638	58,306
			20,812,777
Real Estate (3.0%)
	Prologis Inc.	8,257,993	1,030,350
	Simon Property Group Inc.	2,924,537	327,460
	VICI Properties Inc. Class A	8,978,379	292,875
	Digital Realty Trust Inc.	2,605,764	256,173
	AvalonBay Communities Inc.	1,251,492	210,326

		Shares	Market Value ($000)
	Weyerhaeuser Co.	6,550,933	197,380
*	CBRE Group Inc. Class A	2,686,037	195,570
	Extra Space Storage Inc.	1,197,948	195,182
	Alexandria Real Estate Equities Inc.	1,548,541	194,481
	Equity Residential	3,217,597	193,056
	Realty Income Corp.	2,955,005	187,111
	Mid-America Apartment Communities Inc.	1,042,939	157,526
	Welltower Inc.	2,193,136	157,226
	Ventas Inc.	3,578,501	155,128
	WP Carey Inc.	1,883,483	145,876
	Iron Mountain Inc.	2,600,437	137,589
	Essex Property Trust Inc.	577,193	120,714
	Healthpeak Properties Inc.	4,891,006	107,455
	Boston Properties Inc.	1,261,597	68,278
	UDR Inc.	1,472,223	60,449
	Host Hotels & Resorts Inc.	3,185,283	52,525
	Camden Property Trust	477,914	50,104
	Regency Centers Corp.	765,714	46,846
			4,539,680
Technology (8.7%)
	Broadcom Inc.	3,729,808	2,392,821
*	Meta Platforms Inc. Class A	9,955,593	2,109,988
	Oracle Corp.	13,266,553	1,232,728
	Intel Corp.	37,009,215	1,209,091
	International Business Machines Corp.	8,088,538	1,060,326
	Analog Devices Inc.	4,525,192	892,458
	QUALCOMM Inc.	4,987,190	636,266
	Micron Technology Inc.	9,761,694	589,021
	TE Connectivity Ltd.	2,830,856	371,267
	Cognizant Technology Solutions Corp. Class A	4,556,710	277,640
*	VMware Inc. Class A	2,093,528	261,377
	Corning Inc.	6,814,943	240,431
	CDW Corp.	1,210,904	235,993
	HP Inc.	7,907,615	232,089
	Hewlett Packard Enterprise Co.	11,604,615	184,862
*	ON Semiconductor Corp.	1,930,344	158,906
	NetApp Inc.	1,928,653	123,144
	Seagate Technology Holdings plc	1,753,635	115,950
*	Akamai Technologies Inc.	1,406,080	110,096
	SS&C Technologies Holdings Inc.	1,915,216	108,152
*	Western Digital Corp.	2,857,395	107,638
*	Qorvo Inc.	893,419	90,745
	Gen Digital Inc. (XNGS)	4,860,304	83,403
	Dell Technologies Inc. Class C	2,058,484	82,772
	Leidos Holdings Inc.	613,436	56,473
*	F5 Inc.	269,525	39,267
			13,002,904
Telecommunications (4.0%)
	Cisco Systems Inc.	32,976,518	1,723,848
	Comcast Corp. Class A	37,632,095	1,426,633
	Verizon Communications Inc.	33,813,249	1,314,997
	AT&T Inc.	61,783,854	1,189,339
	Motorola Solutions Inc.	748,184	214,078
	Juniper Networks Inc.	1,445,407	49,751
*	DISH Network Corp. Class A	1,111,911	10,374
			5,929,020

		Shares	Market Value ($000)
Utilities (6.4%)
	NextEra Energy Inc.	18,079,361	1,393,557
	Southern Co.	9,740,040	677,712
	Duke Energy Corp.	6,889,567	664,637
	Waste Management Inc.	3,651,378	595,795
	Sempra Energy (XNYS)	2,812,192	425,091
	American Electric Power Co. Inc.	4,597,535	418,330
	Dominion Energy Inc.	7,472,048	417,762
	Exelon Corp.	8,892,386	372,502
	Xcel Energy Inc.	4,919,199	331,751
*	PG&E Corp.	19,856,850	321,085
	Consolidated Edison Inc.	3,176,479	303,894
	Public Service Enterprise Group Inc.	4,462,518	278,684
	WEC Energy Group Inc.	2,821,425	267,443
	American Water Works Co. Inc.	1,724,473	252,618
	Republic Services Inc. Class A	1,837,752	248,501
	Eversource Energy	3,116,972	243,934
	Edison International	3,421,880	241,550
	Constellation Energy Corp.	2,922,218	229,394
	Entergy Corp.	1,889,112	203,533
	Ameren Corp.	2,311,272	199,671
	FirstEnergy Corp.	4,863,642	194,837
	PPL Corp.	6,591,498	183,178
	CenterPoint Energy Inc.	5,630,238	165,867
	DTE Energy Co.	1,473,298	161,385
	CMS Energy Corp.	2,604,367	159,856
	AES Corp.	5,977,488	143,938
	Evergy Inc.	2,051,914	125,413
	Alliant Energy Corp.	2,245,312	119,900
	NiSource Inc.	3,688,868	103,141
	Vistra Corp.	3,559,987	85,440
	Avangrid Inc.	691,334	27,570
			9,557,969
Total Common Stocks (Cost $123,096,742)			148,868,076
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 4.839% (Cost $224,462)	2,245,107	224,488
Total Investments (100.0%) (Cost $123,321,204)			149,092,564
Other Assets and Liabilities—Net (0.0%)			71,683
Net Assets (100%)			149,164,247
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $146,413,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $151,703,000 was received for securities on loan, of which $151,698,000 is held in Vanguard Market Liquidity Fund and $5,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2023	595	123,098	2,212

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
AT&T Inc.	8/31/23	BANA	38,500	(4.650)	—	(151)
Goldman Sachs Group Inc.	8/30/24	BANA	60,516	(5.250)	169	—
Goldman Sachs Group Inc.	8/30/24	BANA	21,262	(5.250)	59	—
Kroger Co.	1/31/24	GSI	48,290	(4.715)	979	—
					1,207	(151)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At March 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $300,000 in connection with open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	148,868,076	—	—	148,868,076
Temporary Cash Investments	224,488	—	—	224,488
Total	149,092,564	—	—	149,092,564
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,212	—	—	2,212
Swap Contracts	—	1,207	—	1,207
Total	2,212	1,207	—	3,419
Liabilities
Swap Contracts	—	151	—	151
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.